FINANCIAL INSTRUMENTS - Maturity Analysis for Non-derivative Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 840,116	$ 408,333
Current maturity
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	179,767	121,014
1-2 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	43,830	264,866
2-3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	46,293	6,734
3-4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	49,699	6,196
4-5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	210,362	6,801
Thereafter
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	310,165	2,722
Non-controlling interest put options
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	10,499
Non-controlling interest put options | Current maturity
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Non-controlling interest put options | 1-2 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Non-controlling interest put options | 2-3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Non-controlling interest put options | 3-4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Non-controlling interest put options | 4-5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Non-controlling interest put options | Thereafter
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	10,499
Other borrowings
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	501,414	272,282
Other borrowings | Current maturity
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	12,948	10,348
Other borrowings | 1-2 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	13,631	257,116
Other borrowings | 2-3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	17,006	1,238
Other borrowings | 3-4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	18,780	1,278
Other borrowings | 4-5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	188,223	921
Other borrowings | Thereafter
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	250,826	1,381
Interests on other borrowings
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	186,321	27,884
Interests on other borrowings | Current maturity
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	29,548	7,068
Interests on other borrowings | 1-2 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	29,360	6,703
Interests on other borrowings | 2-3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	28,599	5,025
Interests on other borrowings | 3-4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	28,005	4,512
Interests on other borrowings | 4-5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	22,003	3,235
Interests on other borrowings | Thereafter
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	48,806	1,341
Finance lease liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	6,238	9,460
Finance lease liabilities | Current maturity
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,627	4,891
Finance lease liabilities | 1-2 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	839	1,047
Finance lease liabilities | 2-3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	688	471
Finance lease liabilities | 3-4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	2,914	406
Finance lease liabilities | 4-5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	136	2,645
Finance lease liabilities | Thereafter
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	34	0
Accounts payable and accrued liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	135,644	85,982
Accounts payable and accrued liabilities | Current maturity
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	135,644	85,982
Accounts payable and accrued liabilities | 1-2 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Accounts payable and accrued liabilities | 2-3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Accounts payable and accrued liabilities | 3-4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Accounts payable and accrued liabilities | 4-5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Accounts payable and accrued liabilities | Thereafter
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 0	0
Call option redemption liability
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows		12,725
Call option redemption liability | Current maturity
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows		12,725
Call option redemption liability | 1-2 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows		0
Call option redemption liability | 2-3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows		0
Call option redemption liability | 3-4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows		0
Call option redemption liability | 4-5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows		0
Call option redemption liability | Thereafter
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows		$ 0